Cash and Cash Equivalents and Short-term Deposit - Schedule of Cash on Hand and Cash Held at Bank Balance and Short-term Deposit (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)
US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 8,064			$ 22,185
US$ | Original currency
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	3,195			4,259
US$ | US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	3,195			4,259
RMB | Original currency
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit | ¥		¥ 13,433			¥ 59,912
RMB | US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	2,107			9,182
HKD | Original currency
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit			$ 5,791			$ 8,236
HKD | US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	743			1,062
Others | US$ equivalent
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 2,019			$ 7,682